Earnings per Share from Continuing Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Sep. 30, 2022	Oct. 01, 2021
Computation of earnings per share from continuing operations – basic
Income from continuing operations attributable to ESAB Corporation	$ 53,331	$ 60,614	$ 167,938	$ 195,679
Less: distributed and undistributed earnings allocated to nonvested shares	(407)	0	(1,152)	0
Income from continuing operations attributable to common stockholders	$ 52,924	$ 60,614	$ 166,786	$ 195,679
Weighted-average shares of common stock outstanding - basic (in shares)	60,063,553	60,034,311	60,045,306	60,034,311
Income per share from continuing operations – basic (in dollars per share)	$ 0.88	$ 1.01	$ 2.78	$ 3.26
Computation of earnings per share from continuing operations – diluted:
Net effect of potentially dilutive securities (in shares)	99,668	0	80,548	0
Net income from continuing operations attributable to noncontrolling interest, net of taxes	$ 1,000	$ 800	$ 2,700	$ 2,400
Weighted-average shares of common stock outstanding - assuming dilution (in shares)	60,163,221	60,034,311	60,127,684	60,034,311
Income per share from continuing operations – assuming dilution (in dollars per share)	$ 0.88	$ 1.01	$ 2.77	$ 3.26